Investments - Investments in Associates and Joint Ventures (Details) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024 BRL (R$)	Jun. 30, 2023 BRL (R$)	Jun. 30, 2024 BRL (R$)	Jun. 30, 2023 BRL (R$)	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 BRL (R$)
Disclosure of joint ventures [line items]
Equity	R$ 40,614,195	R$ 42,700,013	R$ 40,614,195	R$ 42,700,013		R$ 44,810,300		R$ 33,166,365
Income (expenses) of the period	(3,765,517)	R$ 5,077,623	(3,545,485)	10,320,416
Carrying amount	427,851		427,851			379,126
In the income (expenses) for the period			(3,514)	419
Average share price quoted on the NFNGM | €					€ 1.60		€ 2.40
Associate | Foreign
Disclosure of joint ventures [line items]
Carrying amount	97,942		97,942			96,123
In the income (expenses) for the period			(9,235)	(11,010)
Ensyn Corporation | Foreign
Disclosure of joint ventures [line items]
Equity	1,112		1,112
Income (expenses) of the period			R$ (663)
Participation equity (%)			25.53%
Carrying amount	284		R$ 284			387
In the income (expenses) for the period			(170)	(4,304)
Spinnova Plc | Foreign
Disclosure of joint ventures [line items]
Equity	520,012		520,012
Income (expenses) of the period			R$ (10,088)
Participation equity (%)			18.77%
Carrying amount	97,658		R$ 97,658			95,736
In the income (expenses) for the period			(9,065)	(6,706)
Joint ventures
Disclosure of joint ventures [line items]
Carrying amount	298,545		298,545			259,397
In the income (expenses) for the period			5,721	11,661
Biomas | Domestic (Brazil)
Disclosure of joint ventures [line items]
Equity	29,781		29,781
Income (expenses) of the period			R$ (12,923)
Participation equity (%)			16.66%
Carrying amount	4,962		R$ 4,962			2,797
In the income (expenses) for the period			(2,001)	(175)
Ibema Companhia Brasileira de Papel | Domestic (Brazil)
Disclosure of joint ventures [line items]
Equity	352,189		352,189
Income (expenses) of the period			R$ 38,156
Participation equity (%)			49.90%
Carrying amount	175,742		R$ 175,742			156,703
In the income (expenses) for the period			19,040	21,524
F&E Technologies LLC | Foreign
Disclosure of joint ventures [line items]
Equity	11,451		11,451
Income (expenses) of the period
Participation equity (%)			50.00%
Carrying amount	5,726		R$ 5,726			4,987
In the income (expenses) for the period
Woodspin Oy | Foreign
Disclosure of joint ventures [line items]
Equity	224,231		224,231
Income (expenses) of the period			R$ (22,275)
Participation equity (%)			50.00%
Carrying amount	112,115		R$ 112,115			94,910
In the income (expenses) for the period			(11,318)	(9,688)
Other investments evaluated at fair value through other comprehensive income
Disclosure of joint ventures [line items]
Carrying amount	R$ 31,364		31,364			R$ 23,606
In the income (expenses) for the period				R$ (232)